Basis of Presentation and Significant Accounting Policies - Schedule of Pushdown Accounting (Details) $ in Millions	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Total assets	$ 163,476
Total liabilities	161,593
Equity	1,883
Total liabilities and stockholder's equity	163,476
Cash
Business Acquisition [Line Items]
Total assets	19,711
value of business acquired
Business Acquisition [Line Items]
Total assets	565
Deferred tax asset
Business Acquisition [Line Items]
Total assets	737
Goodwill
Business Acquisition [Line Items]
Total assets	97
Other Intangible Assets
Business Acquisition [Line Items]
Total assets	67
Reinsurance recoverable and other assets
Business Acquisition [Line Items]
Total assets	29,442
Separate Accounts
Business Acquisition [Line Items]
Total assets	112,857
Total liabilities	112,857
Reserves for Future Policy benefits
Business Acquisition [Line Items]
Total liabilities	21,122
Other policyholder funds and benefits payable
Business Acquisition [Line Items]
Total liabilities	25,961
Other liabilities
Business Acquisition [Line Items]
Total liabilities	$ 1,653